Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 26,551	$ 29,278	$ 29,022
Work in process	23,915	21,169	16,630
Finished goods	1,481	2,648	5,189
Total inventories	$ 51,947	$ 53,095	$ 50,841